GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 245,373	$ 283,541	$ 11,342	$ 92,455	$ 220,060
Working capital deficit	(4,895,457)		1,583,971
Net cash provided by operating activities	(1,386,206)	(2,221,166)	(2,540,395)	(1,999,400)
Proceeds from notes payable	250,000
Proceeds from sale of common stock and stock subscriptions	1,400,000
Proceeds from convertible notes payable		1,660,000	1,660,000	2,714,448
Proceeds from sale of common stock	1,300,000	$ 940,000	$ 940,000	$ 100,000
Lease spaced [Member]
Net cash provided by operating activities	$ 43,463